REVERSE MERGER (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 03, 2020	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2021	Feb. 25, 2021
Common Stock, Shares Authorized			7,450,000,000	5,000,000,000	7,450,000,000	5,000,000,000
Stock Issued During Period, Value, Acquisitions			$ 10,000,000
Brian Foote [Member] | Notes Payable, Other Payables [Member]
Stock Issued During Period, Value, Acquisitions			$ 40,000
Series B Preferred Stock [Member]
Preferred Stock, Voting Rights		for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them	Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Series A Preferred Stock [Member]
Preferred Stock, Voting Rights			Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Series A Preferred Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Stock Issued During Period, Shares, Acquisitions			7,000,000	7,000,000
HUMBL LLC [Member]
Common Stock, Shares Authorized	7,450,000,000
Preferred Stock, Voting Rights			The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock
HUMBL LLC [Member] | Series A Preferred Stock [Member]
Preferred Stock, Voting Rights			The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock
Merger Agreement [Member] | HUMBL LLC [Member]
Equity Method Investment, Ownership Percentage	100.00%
Merger Agreement [Member] | HUMBL LLC [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	552,029